LOANS TO THIRD PARTIES-LONG TERM - Additional Information (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Oct. 31, 2025	Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET
Debt Instrument, Interest Rate, Effective Percentage		0.00%
Working fund to third party companies | Minimum
ACCOUNTS RECEIVABLE, NET
Interest rate (as a percent)		4.50%
Working fund to third party companies | Maximum
ACCOUNTS RECEIVABLE, NET
Interest rate (as a percent)		12.00%
Special purpose loan agreement | Subsequent event
ACCOUNTS RECEIVABLE, NET
Interest rate (as a percent)	4.50%
Loans receivable, face amount	¥ 100
Term of loan	20 years